Segment Reporting	9 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
The Company’s segments are described in "Item 18 – Financial Statements: Note 3" to the Company’s Annual Report on Form 20-F for the year ended December 31, 2019. The Company allocates capital and assesses performance from the separate perspectives of its two publicly-traded subsidiaries Teekay LNG and Teekay Tankers (together, the Daughter Entities), Teekay and its remaining subsidiaries (or Teekay Parent), and, prior to the completion of the 2019 Brookfield Transaction, its equity-accounted investment in Altera, as well as from the perspective of the Company's lines of business. The primary focus of the Company’s organizational structure, internal reporting and allocation of resources by the chief operating decision maker is on the Daughter Entities, Teekay Parent and, prior to the completion of the 2019 Brookfield Transaction, its equity-accounted investment in Altera, and its segments are presented accordingly on this basis. The Company (which excludes Altera) has three primary lines of business: (1) offshore production (FPSO units), (2) LNG and liquefied petroleum gas (or LPG) carriers, and (3) conventional tankers. The Company manages these businesses for the benefit of all stakeholders. The Company incorporates the primary lines of business within its segments, as in certain cases there is more than one line of business in each Daughter Entity and the Company believes this information allows a better understanding of the Company’s performance and prospects for future net cash flows.

The following table includes the Company’s revenues by segment for the three and nine months ended September 30, 2020 and 2019:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	$	$	$	$
Teekay LNG
Liquefied Gas Carriers	148,935	148,058	437,027	445,731
Conventional Tankers	—	1,597	—	6,728
	148,935	149,655	437,027	452,459

Teekay Tankers
Conventional Tankers(1)	170,240	187,444	758,632	632,612

Teekay Parent
Offshore Production	16,245	44,558	90,965	151,824
Other	61,097	51,275	166,752	149,923
	77,342	95,833	257,717	301,747

Eliminations and other(1)	—	(7,096)	—	(11,712)
	396,517	425,836	1,453,376	1,375,106

(1)During 2019, Teekay Tankers' ship-to-ship transfer business provided operational and maintenance services to Teekay LNG Bahrain Operations L.L.C., an entity wholly-owned by Teekay LNG, for the LNG receiving and regasification terminal in Bahrain. Also during 2019, the Magellan Spirit was chartered by Teekay LNG to Teekay Parent.
The following table includes the Company’s income (loss) from vessel operations by segment for the three and nine months ended September 30, 2020 and 2019:

	Income (Loss) from Vessel Operations(1)
	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	$	$	$	$
Teekay LNG
Liquefied Gas Carriers	69,597	72,112	160,924	216,799
Conventional Tankers	—	(501)	—	(1,150)
	69,597	71,611	160,924	215,649

Teekay Tankers
Conventional Tankers	(29,193)	(4,873)	183,919	32,275

Teekay Parent
Offshore Production	(20,586)	(194,415)	(44,394)	(212,959)
Other	(8,434)	(2,712)	(11,665)	(9,659)
	(29,020)	(197,127)	(56,059)	(222,618)

	11,384	(130,389)	288,784	25,306

(1)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
Prior to its sale in May 2019, the Company accounted for its investment in Altera's general partner and common units using the equity method and recognized equity losses in respect of Altera for the period from January 1, 2019 to May 8, 2019 of $3.1 million. The Company wrote-down the investment in Altera by $64.9 million in the nine months ended September 30, 2019 and recognized a loss on sale of $8.9 million in the nine months ended September 30, 2019.
A reconciliation of total segment assets to total assets presented in the accompanying unaudited consolidated balance sheets is as follows:

	September 30, 2020	December 31, 2019
	$	$
Teekay LNG – Liquefied Gas Carriers	4,711,448	5,249,465
Teekay Tankers – Conventional Tankers	1,791,132	2,140,652
Teekay Parent – Offshore Production	35,791	161,096
Teekay Parent – Other	48,448	80,455
Cash and cash equivalents	376,563	353,241
Other assets not allocated	127,608	102,701
Eliminations	(9,870)	(14,746)
Consolidated total assets	7,081,120	8,072,864